Subordinated liabilities	12 Months Ended
Dec. 31, 2022
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2022	2021
	£m	£m
As at 1 January	12,759	16,341
Issuances	1,477	1,890
Redemptions	(2,679)	(4,807)
Other	(134)	(665)
As at 31 December	11,423	12,759
Issuances of £1,477m comprise £1,000m GBP 8.407% Fixed Rate Resetting Subordinated Callable Notes, issued externally by Barclays PLC and £317m USD Floating Rate Notes, £89m ZAR Floating Rate Notes,£42m EUR Floating Rate Notes and £29m JPY Floating Rate Notes issued externally by Barclays subsidiaries.
Redemptions of £2,679m comprise £2,349m notes issued externally by Barclays Bank PLC, £175m USD Floating Rate Notes, £88m USD Fixed Rate Notes issued externally by Barclays subsidiaries and £67m GBP Undated Subordinated Loan Notes (secured) issued externally by a Barclays securitisation special purpose vehicle (SPV). £2,349m notes issued externally by Barclays Bank PLC comprise £1,275m USD 7.625% Fixed Rate Contingent Capital Notes, £838m EUR 6.625% Fixed Rate Subordinated Notes, £147m USD 6.86% Callable Perpetual Core Tier One Notes, £42m EUR Subordinated Floating Rate Notes, £35m GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments and £12m GBP 6% Callable Perpetual Core Tier One Notes.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2022	2021
	£m	£m
Undated subordinated liabilities	28	355
Dated subordinated liabilities	11,395	12,404
Total subordinated liabilities	11,423	12,759
None of the Group’s subordinated liabilities are secured

Undated subordinated liabilities[a]
		2022	2021
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes [b]	2032	—	15
6.86% Callable Perpetual Core Tier One Notes (USD 179m) [b]	2032	—	194
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments [b]	2036	—	51
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Barclays securitisation SPV issued
Undated Subordinated Loan Notes (secured)
Undated Subordinated Loan Notes (secured) (GBP 67m)	At any time	—	67
Total undated subordinated liabilities		28	355
Notes
aInstrument values are disclosed to the nearest million.
bThe GBP 6% Callable Perpetual Core Tier One Notes, USD 6.86% Callable Perpetual Core Tier One Notes and GBP 5.3304% Step-up Callable Perpetual Reserve Capital Instruments were redeemed by exercising a regulatory call option in 2022.
Undated subordinated liabilities
The undated subordinated liabilities that are issued by Barclays Bank PLC and its subsidiaries are for the development and expansion of the businesses and to strengthen the capital bases. The principal terms of such undated subordinated liabilities are described below:
Junior Undated Floating Rate Notes
The Junior Undated Floating Rate Notes rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities. The Junior Undated Floating Rate Notes are floating rate notes where rates are fixed periodically in advance based on the related market rate. The Junior Undated Floating Rate Notes are repayable at the option of Barclays Bank PLC, in whole, on any interest payment date. In addition, the Junior Undated Floating Rate Notes are repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA. The Junior Undated Floating Rate Notes are non-convertible.

Dated subordinated liabilities
			2022	2021
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,345	1,283
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	1,013	974
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	445	483
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	120	113
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,588	1,564
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	795	833
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,554	1,564
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,013	—
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,117	1,162
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	664	696
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	646	782
Barclays Bank PLC issued
Subordinated Floating Rate Notes (EUR 50m)		2022	—	42
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	—	889
7.625% Contingent Capital Notes (USD 3,000m)		2022	—	1,133
Subordinated Floating Rate Notes (EUR 50m)		2023	44	42
5.75% Fixed Rate Subordinated Notes		2026	280	322
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	93	97
6.33% Subordinated Notes		2032	46	59
Subordinated Floating Rate Notes (EUR 68m)		2040	60	57
External issuances by other subsidiaries		2032	572	309
Total dated subordinated liabilities			11,395	12,404
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Subordination
Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.
All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.
Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on the 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes, 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes, 3.75% GBP Fixed Rate Resetting Subordinated Callable Notes, 3.811% Fixed Rate Resetting Subordinated Callable notes, 1.125% Fixed Rate Resetting Subordinated Callable Notes, 3.564% Fixed Rate Resetting Subordinated Callable Notes, and the 8.407% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed-to-Floating Rate Subordinated Callable Notes is fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Repayment
Those subordinated liabilities with a call date are repayable at the option of the issuer on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2022 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.
Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.